TAXES ON INCOME (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current	$ 400	$ 738	$ 470
Deferred	411	(303)	(700)
Taxes on income, as reported in the statements of income	$ 811	$ 435	$ (230)